PROPERTY, PLANT AND EQUIPMENT, Reconciliation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation [Abstract]
Carrying amount, beginning of period	$ 3,982	$ 3,895	$ 991
Additions	31,025	1,346	4,134
Depreciation	(8,812)	(1,259)	(1,133)
Exchange differences	0	0	(97)
Carrying amount, end of period	$ 26,195	$ 3,982	$ 3,895